Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenue
The following table summarizes revenue by region based on the billing address of customers:

	Nine Months Ended September 30,
	2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,041,393	59%	$2,679,437	62%
Europe, Middle East and Africa (EMEA)	1,157,712	33%	1,300,286	30%
Asia Pacific	279,689	8%	332,708	8%

Total	$3,478,794	100%	$4,312,431	100%

The following table summarizes revenue by region based on the billing address of customers:

	Year Ended December 31,
	2022		2021
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$3,307,129	62%	$3,521,217	68%
Europe, Middle East and Africa (EMEA)	1,588,539	30%	1,351,589	26%
Asia Pacific	437,311	8%	334,404	6%

Total	$5,332,979	100%	$5,207,210	100%

Schedule of accounts receivable, net	Accounts Receivable, Net

	Opening Balance 1/1/2023	Closing Balance 9/30/2023	Opening Balance 1/1/2022	Closing Balance 9/30/2022
Accounts receivable, net	$68,416	$94,398	$74,727	$141,408
Accounts Receivable

	12/31/2022		12/31/2021
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
Accounts receivable, net	$74,727	$68,416	$32,137	$74,727

Schedule of costs to obtain a contract
The following summarizes the costs to obtain a contract activity during the nine months ended September 30, 2023:

Balance—December 31, 2022	$69,737
Commissions incurred	200,550
Deferred commissions recognized	(248,741)

Balance—September 30, 2023	$21,546

The following summarizes the Costs to obtain a contract activity in 2022 and 2021:

Balance-December 31, 2020	$136,276

Commissions Incurred	407,035
Deferred Commissions Recognized	(452,649)

Balance-December 31, 2021	90,662
Commissions Incurred	343,003
Deferred Commissions Recognized	(363,928)

Balance-December 31, 2022	$69,737